14. Financial Assets	12 Months Ended
Dec. 31, 2019
Financial Assets
Financial Assets

14.        Financial assets

Financial assets contain of U.S. Dollar denominated certificates of deposit with original maturities of more than three months. As of December 31, 2019, the fair value (level 1) of the financial assets did not differ significantly from its carrying amount.